Note 16 - Financial Instruments - Exchange Rates (Details)	12 Months Ended
Dec. 31, 2017
CAD [member]
Statement Line Items [Line Items]
Average rate	0.7703
Reporting date rate	0.7955
Euro [member]
Statement Line Items [Line Items]
Average rate	1.1301
Reporting date rate	1.2005